IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 715,622	$ 672,495
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,770	8,550
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	363,583	326,893
Business and government portfolios [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	277,752	245,038
Business and government portfolios [member] | Corporate segment [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	112,917	101,702
Business and government portfolios [member] | Corporate segment [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	48,065	43,163
Business and government portfolios [member] | Corporate segment [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	91,972	76,938
Business and government portfolios [member] | Corporate segment [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,323	14,181
Business and government portfolios [member] | Corporate segment [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,475	9,054
Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	91,462	76,475
Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	63,750	53,266
Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,576	5,642
Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16,929	14,374
Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	753	533
Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,454	2,660
Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	119,737	106,695
Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,565	12,443
Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,046	848
Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	28,860	21,469
Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	65,253	64,176
Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,013	7,759
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	338,378	331,428
Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	247,818	245,639
Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	228,244	226,714
Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,574	18,925
Retail portfolios [member] | Qualifying revolving [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	74,582	71,415
Retail portfolios [member] | Qualifying revolving [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	22,469	21,982
Retail portfolios [member] | Qualifying revolving [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	51,836	49,140
Retail portfolios [member] | Qualifying revolving [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	277	293
Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,978	14,374
Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,397	11,913
Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,572	2,424
Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9	37
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,661	14,174
Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	125,368	101,315
Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	125,368	101,315
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	840,990	773,810
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	488,951	428,208
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	663,639	625,520
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	316,610	284,530
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	151,299
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	50,797
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,391
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	80,502
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	21,621
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	244,985	216,763
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate segment [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	85,899	78,312
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate segment [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	43,180	39,078
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate segment [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	91,970	76,899
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate segment [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,496	13,484
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate segment [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,440	8,990
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	79,415	64,648
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	51,703	41,439
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,576	5,642
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16,929	14,374
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	753	533
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,454	2,660
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	117,578	104,434
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,697	10,422
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,041	840
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	28,860	21,469
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	65,253	64,176
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,727	7,527
Advanced Internal Ratings Based [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	333,368	326,816
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	244,073	242,213
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	224,501	223,291
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,572	18,922
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying revolving [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	74,582	71,415
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying revolving [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	22,469	21,982
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying revolving [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	51,836	49,140
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying revolving [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	277	293
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,713	13,188
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,158	10,755
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,546	2,396
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9	37
Advanced Internal Ratings Based [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	125,368	101,315
Advanced Internal Ratings Based [member] | Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	125,368	101,315
Advanced Internal Ratings Based [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	789,007	726,835
Advanced Internal Ratings Based [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	441,978	385,845
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	51,983	46,975
Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	32,767	28,275
Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,047	11,827
Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,159	2,261
Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,745	3,426
Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,265	1,186
Standardized approach risk [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	46,973	42,363
Standardized approach risk [member] | Business and government portfolios [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	32,767	28,275
Standardized approach risk [member] | Business and government portfolios [member] | Corporate segment [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	27,018	23,390
Standardized approach risk [member] | Business and government portfolios [member] | Corporate segment [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,885	4,085
Standardized approach risk [member] | Business and government portfolios [member] | Corporate segment [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2	39
Standardized approach risk [member] | Business and government portfolios [member] | Corporate segment [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	827	697
Standardized approach risk [member] | Business and government portfolios [member] | Corporate segment [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	35	64
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,047	11,827
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,047	11,827
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,159	2,261
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,868	2,021
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5	8
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	286	232
Standardized approach risk [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,010	4,612
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,745	3,426
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,743	3,423
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2	3
Standardized approach risk [member] | Retail portfolios [member] | Qualifying revolving [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Retail portfolios [member] | Qualifying revolving [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Retail portfolios [member] | Qualifying revolving [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Retail portfolios [member] | Qualifying revolving [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,265	1,186
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,239	1,158
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	26	28
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	0
Standardized approach risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	51,983	46,975
Standardized approach risk [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	46,973	42,363
Internal Ratings Based [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 13,661	$ 14,174